CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Cash	$ 310,808	$ 610,926
Prepaid expenses	104,523	147,327
Total Current Assets	415,331	758,253
Prepaid expenses		69,656
Investments held in Trust Account	147,232,177	146,629,787
Total Assets	147,647,508	147,457,696
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	2,662,260	706,224
Total Current Liabilities	2,662,260	706,224
Deferred underwriting commission	5,031,250	5,031,250
Total Liabilities	7,693,510	5,737,474
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.01 and 10.00 per share)	144,357,177	143,750,000
Stockholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		0
Accumulated deficit	(4,403,538)	(2,030,137)
Total Stockholders' Deficit	(4,403,179)	(2,029,778)
Total Liabilities, Class A ordinary shares subject to possible redemption and Stockholders' Deficit	147,647,508	147,457,696
Class A ordinary shares
Stockholders' deficit:
Common stock		0
Class A ordinary shares subject to possible redemption
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption; 14,375,000 shares (at $10.01 and 10.00 per share)	144,357,177	143,750,000
Class B ordinary shares
Stockholders' deficit:
Common stock	$ 359	$ 359